Disclosure of commitments (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Statement [Line Items]
Capital commitments	$ 1,987
1 year [Member]
Statement [Line Items]
Capital commitments	879
2-3 years [Member]
Statement [Line Items]
Capital commitments	551
4-5 years [Member]
Statement [Line Items]
Capital commitments	537
Thereafter [Member]
Statement [Line Items]
Capital commitments	20
Operating lease payments [Member]
Statement [Line Items]
Capital commitments	1,645
Operating lease payments [Member] | 1 year [Member]
Statement [Line Items]
Capital commitments	537
Operating lease payments [Member] | 2-3 years [Member]
Statement [Line Items]
Capital commitments	551
Operating lease payments [Member] | 4-5 years [Member]
Statement [Line Items]
Capital commitments	537
Operating lease payments [Member] | Thereafter [Member]
Statement [Line Items]
Capital commitments	20
Drilling services [Member]
Statement [Line Items]
Capital commitments	36
Drilling services [Member] | 1 year [Member]
Statement [Line Items]
Capital commitments	36
Drilling services [Member] | 2-3 years [Member]
Statement [Line Items]
Capital commitments	0
Drilling services [Member] | 4-5 years [Member]
Statement [Line Items]
Capital commitments	0
Drilling services [Member] | Thereafter [Member]
Statement [Line Items]
Capital commitments	0
Equipment purchases [Member]
Statement [Line Items]
Capital commitments	306
Equipment purchases [Member] | 1 year [Member]
Statement [Line Items]
Capital commitments	306
Equipment purchases [Member] | 2-3 years [Member]
Statement [Line Items]
Capital commitments	0
Equipment purchases [Member] | 4-5 years [Member]
Statement [Line Items]
Capital commitments	0
Equipment purchases [Member] | Thereafter [Member]
Statement [Line Items]
Capital commitments	$ 0